Fixed Assets	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Fixed Assets
FIXED ASSETS

(dollars in millions)	Estimated Useful Lives	2014	2013
Land		$408	$434
Buildings and improvements	12-40 years	5,697	5,633
Machinery, tools and equipment	3-20 years	12,375	11,353
Other, including assets under construction		1,284	1,241
		19,764	18,661
Accumulated depreciation		(10,488)	(9,795)
		$9,276	$8,866

Depreciation expense was $1,122 million in 2014, $1,050 million in 2013 and $920 million in 2012.